Leases (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Leases
Remainder of 2022	$ 82,200	$ 260,300
2023	311,400	245,300
2024	247,600	195,900
2025	255,000	91,600
2026	262,700
Thereafter	609,600
Total future minimum payments	1,768,500	793,100
Less: imputed interest	(256,100)	(62,100)
Total present value of operating lease liabilities	$ 1,512,400	$ 731,000